Other Current assets	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Other Current Assets:
5. Other Current assets
The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:
	December 31,
	2015	2016
Inventories	$3,531	$3,446
Insurance claims (Note 15)	941	1,071
Other	542	29

Other current assets	$5,014	$4,546